Document and Entity Information	Dec. 08, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 08, 2022
Entity Registrant Name	GETAROUND, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40152
Entity Tax Identification Number	85-3122877
Entity Address, Address Line One	55 Green Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	295-5725
Entity Information, Former Legal or Registered Name	InterPrivate II Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001839608
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1350 Avenue of the Americas
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GETR
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Common Stock, each at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock, each at an exercise price of $11.50 per share
Trading Symbol	GETR WS
Security Exchange Name	NYSE